Business segment information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Segment Reporting Information, by Segment

The information below for reportable segments is derived from the internal management reporting system as of March 31, 2013. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2011	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	457.0	395.8	176.0	86.3	133.5	(9.2)	70.4	614.5	571.8	248.2	266.9	56.7	0.6	42.1	43.4	42.5	0.9	(5.4)	1,109.5
Net noninterest income	483.5	282.5	115.2	56.9	110.4	158.9	42.1	294.8	237.5	34.6	124.9	78.0	49.8	7.5	126.0	81.0	45.0	11.5	915.8

Total	940.5	678.3	291.2	143.2	243.9	149.7	112.5	909.3	809.3	282.8	391.8	134.7	50.4	49.6	169.4	123.5	45.9	6.1	2,025.3
General and administrative expenses	471.3	235.0	88.8	62.1	84.1	160.9	75.4	605.3	554.8	237.7	223.7	93.4	41.0	9.5	117.5	79.0	38.5	0.2	1,194.3
Others	(56.7)	—	—	—	—	—	(56.7)	(15.9)	—	—	—	—	—	(15.9)	(2.1)	—	(2.1)	(14.6)	(89.3)

Net business profits (losses)	412.5	443.3	202.4	81.1	159.8	(11.2)	(19.6)	288.1	254.5	45.1	168.1	41.3	9.4	24.2	49.8	44.5	5.3	(8.7)	741.7

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2012	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	468.3	395.0	171.4	90.3	133.3	(4.1)	77.4	583.9	545.4	224.3	253.7	67.4	0.7	37.8	43.4	42.7	0.7	(7.3)	1,088.3
Net noninterest income	449.4	286.8	131.3	86.9	68.6	120.5	42.1	305.8	253.3	32.1	136.8	84.4	43.9	8.6	131.2	84.3	46.9	28.4	914.8

Total	917.7	681.8	302.7	177.2	201.9	116.4	119.5	889.7	798.7	256.4	390.5	151.8	44.6	46.4	174.6	127.0	47.6	21.1	2,003.1
General and administrative expenses	465.4	244.9	88.5	60.3	96.1	144.8	75.7	608.5	556.4	218.6	227.6	110.2	40.9	11.2	117.1	78.0	39.1	15.3	1,206.3
Others	(52.1)	—	—	—	—	—	(52.1)	(14.0)	—	—	—	—	—	(14.0)	(1.9)	—	(1.9)	(9.7)	(77.7)

Net business profits (losses)	400.2	436.9	214.2	116.9	105.8	(28.4)	(8.3)	267.2	242.3	37.8	162.9	41.6	3.7	21.2	55.6	49.0	6.6	(3.9)	719.1

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2013	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	The former MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	486.1	401.7	157.0	109.6	135.1	(4.9)	89.3	550.6	513.8	210.6	234.3	68.9	0.4	36.4	40.5	41.1	(0.6)	(1.3)	1,075.9
Net noninterest income	572.8	333.4	141.1	104.7	87.6	184.2	55.2	360.3	313.7	37.4	162.0	114.3	35.1	11.5	130.9	82.5	48.4	31.8	1,095.8

Total	1,058.9	735.1	298.1	214.3	222.7	179.3	144.5	910.9	827.5	248.0	396.3	183.2	35.5	47.9	171.4	123.6	47.8	30.5	2,171.7
General and administrative expenses	471.9	241.1	80.0	61.5	99.6	142.8	88.0	568.2	524.4	209.3	216.7	98.4	30.7	13.1	114.3	74.3	40.0	16.6	1,171.0
Others	(50.0)	—	—	—	—	—	(50.0)	(7.4)	—	—	—	—	—	(7.4)	(1.7)	—	(1.7)	(29.4)	(88.5)

Net business profits (losses)	537.0	494.0	218.1	152.8	123.1	36.5	6.5	335.3	303.1	38.7	179.6	84.8	4.8	27.4	55.4	49.3	6.1	(15.5)	912.2

Notes:

(1)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.
(2)	Beginning the fiscal year ended March 31, 2013, with the implementation of the “substantive one bank” structure, new allocation methods among segments within MHCB and MHBK have been applied to the calculation of the respective “Gross profits” and “General and administrative expenses”. Figures for the fiscal year ended March 31, 2012 have been reclassified under new allocation methods.
(3)	As for the fiscal year ended March 31, 2013, “MHSC (4)” reports the sum of the performance of the former MHSC for the first three quarters and the new MHSC for the fourth quarter, following the merger of the former MHSC and the former MHIS conducted in January 2013. “The former MHIS (9)” reports the performance of the former MHIS for the first three quarters.

“Substantive One Bank” Structure

	MHBK and MHCB (“Substantive One Bank” Structure)
2011	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	248.2	442.9	86.3	190.2	967.6
Net noninterest income	34.6	240.1	56.9	188.4	520.0

Total	282.8	683.0	143.2	378.6	1,487.6
General and administrative expenses	237.7	312.5	62.1	177.5	789.8
Others	—	—	—	—	—

Net business profits	45.1	370.5	81.1	201.1	697.8

	MHBK and MHCB (“Substantive One Bank” Structure)
2012	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	224.3	425.1	90.3	200.7	940.4
Net noninterest income	32.1	268.1	86.9	153.0	540.1

Total	256.4	693.2	177.2	353.7	1,480.5
General and administrative expenses	218.6	316.1	60.3	206.3	801.3
Others	—	—	—	—	—

Net business profits	37.8	377.1	116.9	147.4	679.2

	MHBK and MHCB (“Substantive One Bank” Structure)
2013	Retail banking	Corporate banking	International	Trading and others	Total
	(in billions of yen)
Gross profits:
Net interest income	210.6	391.3	109.6	204.0	915.5
Net noninterest income	37.4	303.1	104.7	201.9	647.1

Total	248.0	694.4	214.3	405.9	1,562.6
General and administrative expenses	209.3	296.7	61.5	198.0	765.5
Others	—	—	—	—	—

Net business profits	38.7	397.7	152.8	207.9	797.1

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2011, 2012 and 2013 presented above to Income before income tax expense shown on the consolidated statements of income is as follows:

	2011	2012	2013
	(in billions of yen)
Net business profits	741.7	719.1	912.2

U.S. GAAP adjustments	(98.4)	87.2	129.2
(Provision) credit for loan losses	(0.6)	23.0	(139.9)
Net gains (losses) related to equity investments	2.2	(90.5)	28.2
Non-recurring personnel expense	(22.8)	(39.3)	(23.5)
Gains on disposal of premises and equipment	13.5	19.9	12.4
(Provision) credit for losses on off-balance-sheet instruments	(4.4)	1.2	(4.6)
Others—net	(19.8)	(57.8)	(28.8)

Income before income tax expense	611.4	662.8	885.2